UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.25%

Aerospace & Defense 5.95%

General Dynamics Corp.	154,600	$23,533
Lockheed Martin Corp.	131,561	31,966
Northrop Grumman Corp.	106,800	22,649
Raytheon Co.	121,800	17,068
United Technologies Corp.	332,400	35,377
Total		130,593

Air Freight & Logistics 1.91%

FedEx Corp.	253,735	41,849

Auto Components 0.98%

Johnson Controls, Inc.	491,500	21,567

Banks 0.32%

Cullen/Frost Bankers, Inc.	96,500	7,035

Beverages 3.46%

Coca-Cola Co. (The)	904,779	39,294
PepsiCo, Inc.	344,102	36,733
Total		76,027

Biotechnology 1.72%

AbbVie, Inc.	587,807	37,678

Building Products 0.51%

A.O. Smith Corp.	115,300	11,124

Capital Markets 3.08%

Ameriprise Financial, Inc.	182,500	18,447
Eaton Vance Corp.	110,600	4,427
FactSet Research Systems, Inc.	77,200	13,744
SEI Investments Co.	259,600	11,968
T. Rowe Price Group, Inc.	272,000	18,915
Total		67,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2016

Investments	Shares	Fair Value (000)
Chemicals 5.25%

Air Products & Chemicals, Inc.	124,800	$19,421
Albemarle Corp.	187,500	14,994
International Flavors & Fragrances, Inc.	177,500	24,598
Monsanto Co.	266,449	28,377
PPG Industries, Inc.	225,186	23,843
RPM International, Inc.	73,100	3,986
Total		115,219

Commercial Services & Supplies 0.48%

Republic Services, Inc.	206,700	10,442

Distributors 0.57%

Genuine Parts Co.	120,800	12,421

Diversified Telecommunication Services 4.05%

AT&T, Inc.	957,964	39,162
Verizon Communications, Inc.	949,800	49,703
Total		88,865

Electric: Utilities 2.80%

Edison International	213,100	15,497
Eversource Energy	364,900	19,694
NextEra Energy, Inc.	216,367	26,167
Total		61,358

Electrical Equipment 1.45%

Emerson Electric Co.	604,888	31,866

Energy Equipment & Services 0.38%

Helmerich & Payne, Inc.	136,308	8,241

Food & Staples Retailing 7.54%

Costco Wholesale Corp.	201,100	32,596
CVS Health Corp.	361,300	33,746
Sysco Corp.	135,000	7,001
Wal-Mart Stores, Inc.	517,670	36,982
Walgreens Boots Alliance, Inc.	684,019	55,207
Total		165,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2016

Investments	Shares	Fair Value (000)
Food Products 1.48%

General Mills, Inc.	195,200	$13,824
Hormel Foods Corp.	257,800	9,864
Kellogg Co.	106,500	8,755
Total		32,443

Gas Utilities 1.37%

Atmos Energy Corp.	256,100	18,875
UGI Corp.	244,750	11,131
Total		30,006

Health Care Equipment & Supplies 4.30%

Becton, Dickinson & Co.	98,700	17,491
C.R. Bard, Inc.	110,297	24,358
Medtronic plc (Ireland)(a)	442,403	38,502
West Pharmaceutical Services, Inc.	172,200	14,091
Total		94,442

Health Care Providers & Services 1.77%

AmerisourceBergen Corp.	145,800	12,680
Cardinal Health, Inc.	328,052	26,136
Total		38,816

Hotels, Restaurants & Leisure 3.42%

Cracker Barrel Old Country Store, Inc.	90,100	13,705
McDonald’s Corp.	529,826	61,280
Total		74,985

Household Products 4.07%

Kimberly-Clark Corp.	412,715	52,852
Procter & Gamble Co. (The)	416,900	36,400
Total		89,252

Industrial Conglomerates 2.45%

3M Co.	299,517	53,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2016

Investments	Shares	Fair Value (000)
Information Technology Services 5.34%

Accenture plc Class A (Ireland)(a)	482,700	$55,511
Automatic Data Processing, Inc.	209,100	18,779
International Business Machines Corp.	270,100	42,913
Total		117,203

Insurance 3.26%

Aflac, Inc.	326,965	24,254
Brown & Brown, Inc.	132,300	4,957
Chubb Ltd. (Switzerland)(a)	169,721	21,543
Hanover Insurance Group, Inc. (The)	93,600	7,320
Old Republic International Corp.	262,500	5,048
RenaissanceRe Holdings Ltd.	69,600	8,331
Total		71,453

Machinery 3.58%

CLARCOR, Inc.	49,700	3,254
Crane Co.	102,400	6,586
Graco, Inc.	158,200	11,654
Illinois Tool Works, Inc.	106,100	12,610
Nordson Corp.	127,000	12,539
Pentair plc (United Kingdom)(a)	300,900	19,273
Toro Co. (The)	130,600	12,688
Total		78,604

Multi-Utilities 2.43%

Dominion Resources, Inc.	100,700	7,468
SCANA Corp.	252,151	17,814
WEC Energy Group, Inc.	467,800	28,012
Total		53,294

Oil, Gas & Consumable Fuels 6.80%

Chevron Corp.	751,962	75,632
EOG Resources, Inc.	207,834	18,391
Exxon Mobil Corp.	94,200	8,209
Occidental Petroleum Corp.	378,597	29,095
ONEOK, Inc.	382,200	17,922
Total		149,249

Pharmaceuticals 2.12%

Johnson & Johnson	390,123	46,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2016

Investments	Shares	Fair Value (000)
Professional Services 0.63%

Robert Half International, Inc.	359,200	$13,768

Road & Rail 1.26%

Norfolk Southern Corp.	294,600	27,663

Semiconductors & Semiconductor Equipment 5.69%

Microchip Technology, Inc.	640,267	39,639
QUALCOMM, Inc.	952,826	60,095
Texas Instruments, Inc.	361,900	25,166
Total		124,900

Software 1.20%

Microsoft Corp.	459,900	26,426

Specialty Retail 3.11%

Lowe’s Cos., Inc.	695,875	53,276
TJX Cos., Inc. (The)	192,900	14,938
Total		68,214

Textiles, Apparel & Luxury Goods 1.54%

NIKE, Inc. Class B	437,200	25,200
VF Corp.	137,700	8,544
Total		33,744

Tobacco 2.63%

Altria Group, Inc.	260,815	17,237
Reynolds American, Inc.	814,500	40,375
Total		57,612

Trading Companies & Distributors 0.35%

MSC Industrial Direct Co., Inc. Class A	104,500	7,633
Total Common Stocks (cost $2,034,976,896)		2,177,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $1,765,000 of U.S. Treasury Note at 2.50% due 6/30/2017 and $7,860,000 of U.S. Treasury Note at 4.75% due 8/15/2017; value: $9,974,700; proceeds: $9,778,739 (cost $9,778,731)	$9,779	$9,779
Total Investments in Securities 99.69% (cost $2,044,755,627)		2,187,046

Other Assets in Excess of Liabilities(b) 0.31%		6,691

Net Assets 100.00%		$2,193,737

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2016	80	Long	$8,678,000	$(21,329)

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,177,267	$—	$—	$2,177,267
Repurchase Agreement	—	9,779	—	9,779
Total	$2,177,267	$9,779	$—	$2,187,046
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(21)	—	—	(21)
Total	$(21)	$—	$—	$(21)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.00%

Aerospace & Defense 1.62%

B/E Aerospace, Inc.	90,288	$4,564
TransDigm Group, Inc.*	17,612	5,023
Total		9,587

Beverages 2.28%

Brown-Forman Corp. Class B	68,226	3,312
Dr. Pepper Snapple Group, Inc.	63,112	5,914
Monster Beverage Corp.*	27,581	4,244
Total		13,470

Biotechnology 1.80%

BioMarin Pharmaceutical, Inc.*	71,644	6,726
Incyte Corp.*	48,764	3,955
Total		10,681

Building Products 4.05%

A.O. Smith Corp.	58,497	5,644
Allegion plc (Ireland)(a)	100,678	7,170
Fortune Brands Home & Security, Inc.	114,754	7,294
Lennox International, Inc.	24,035	3,871
Total		23,979

Capital Markets 6.46%

CBOE Holdings, Inc.	104,612	7,186
Intercontinental Exchange, Inc.	21,488	6,060
MarketAxess Holdings, Inc.	19,363	3,263
Moody’s Corp.	104,472	11,355
MSCI, Inc.	115,436	10,403
Total		38,267

Chemicals 2.02%

International Flavors & Fragrances, Inc.	30,670	4,250
RPM International, Inc.	141,887	7,737
Total		11,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2016

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.95%

Stericycle, Inc.*	65,282	$5,613

Communications Equipment 0.61%

Palo Alto Networks, Inc.*	26,873	3,579

Construction Materials 1.47%

Vulcan Materials Co.	76,282	8,686

Containers & Packaging 1.81%

Ball Corp.	95,240	7,542
Graphic Packaging Holding Co.	220,894	3,168
Total		10,710

Distributors 1.20%

LKQ Corp.*	196,749	7,101

Electrical Equipment 1.02%

Rockwell Automation, Inc.	52,081	6,038

Food Products 3.29%

Hain Celestial Group, Inc. (The)*	86,267	3,170
Kellogg Co.	59,841	4,920
McCormick & Co., Inc.	70,513	7,190
Mead Johnson Nutrition Co.	49,659	4,224
Total		19,504

Health Care Equipment & Supplies 8.86%

Align Technology, Inc.*	51,321	4,768
C.R. Bard, Inc.	19,907	4,396
Cooper Cos., Inc. (The)	40,430	7,517
DENTSPLY SIRONA, Inc.	94,171	5,788
DexCom, Inc.*	72,525	6,606
Edwards Lifesciences Corp.*	49,281	5,675
IDEXX Laboratories, Inc.*	44,764	5,044
Intuitive Surgical, Inc.*	11,753	8,067
NuVasive, Inc.*	70,316	4,604
Total		52,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2016

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.07%

Acadia Healthcare Co., Inc.*	46,173	$2,363
Centene Corp.*	70,535	4,817
Henry Schein, Inc.*	31,001	5,078
Total		12,258

Hotels, Restaurants & Leisure 7.51%

Dave & Buster’s Entertainment, Inc.*	80,470	3,738
Domino’s Pizza, Inc.	32,154	4,809
Marriott International, Inc. Class A	124,259	8,863
Norwegian Cruise Line Holdings Ltd.*	178,334	6,401
Panera Bread Co. Class A*	30,629	6,651
Vail Resorts, Inc.	46,187	7,318
Wynn Resorts Ltd.	75,292	6,725
Total		44,505

Household Durables 0.95%

Mohawk Industries, Inc.*	26,427	5,623

Household Products 0.83%

Church & Dwight Co., Inc.	49,601	4,931

Industrial Conglomerates 0.61%

Roper Technologies, Inc.	20,332	3,610

Information Technology Services 3.45%

Fiserv, Inc.*	60,012	6,184
Sabre Corp.	262,299	7,384
Vantiv, Inc. Class A*	127,986	6,878
Total		20,446

Internet & Direct Marketing Retail 1.21%

Expedia, Inc.	65,543	7,152

Internet Software & Services 2.63%

Akamai Technologies, Inc.*	158,023	8,676
CoStar Group, Inc.*	33,419	6,926
Total		15,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2016

Investments	Shares	Fair Value (000)
Leisure Products 1.05%

Hasbro, Inc.	75,938	$6,207

Life Sciences Tools & Services 4.67%

Agilent Technologies, Inc.	141,983	6,670
Illumina, Inc.*	65,216	10,978
Mettler-Toledo International, Inc.*	19,859	8,005
Patheon NV (Netherlands)*(a)	72,202	2,021
Total		27,674

Machinery 4.00%

IDEX Corp.	71,272	6,660
Ingersoll-Rand plc	65,851	4,477
Middleby Corp. (The)*	61,505	7,882
Wabtec Corp.	60,711	4,651
Total		23,670

Multi-Line Retail 3.45%

Dollar General Corp.	139,185	10,218
Dollar Tree, Inc.*	123,766	10,235
Total		20,453

Pharmaceuticals 1.87%

Zoetis, Inc.	217,056	11,092

Professional Services 0.97%

Nielsen Holdings plc	108,034	5,756

Real Estate Management & Development 0.80%

CBRE Group, Inc. Class A*	158,993	4,752

Road & Rail 0.73%

J.B. Hunt Transport Services, Inc.	54,769	4,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.47%

Applied Materials, Inc.	228,139	$6,808
Lam Research Corp.	79,905	7,457
Microchip Technology, Inc.	147,565	9,136
Skyworks Solutions, Inc.	120,457	9,017
Total		32,418

Software 7.99%

Activision Blizzard, Inc.	71,522	2,959
Electronic Arts, Inc.*	159,105	12,924
FireEye, Inc.*	102,630	1,474
Fortinet, Inc.*	148,838	5,379
Red Hat, Inc.*	114,495	8,356
ServiceNow, Inc.*	131,760	9,575
Splunk, Inc.*	114,613	6,675
Total		47,342

Specialty Retail 8.38%

AutoZone, Inc.*	10,084	7,480
Burlington Stores, Inc.*	64,734	5,258
L Brands, Inc.	97,217	7,409
Michaels Cos, Inc. (The)*	251,792	6,033
O’Reilly Automotive, Inc.*	31,867	8,921
Tractor Supply Co.	108,391	9,099
Ulta Salon, Cosmetics & Fragrance, Inc.*	21,912	5,417
Total		49,617

Textiles, Apparel & Luxury Goods 2.03%

Carter’s, Inc.	51,841	4,940
Hanesbrands, Inc.	266,989	7,086
Total		12,026

Trading Companies & Distributors 1.89%

HD Supply Holdings, Inc.*	116,254	4,198
United Rentals, Inc.*	85,269	7,018
Total		11,216
Total Common Stocks (cost $502,095,289)		592,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $1,990,000 of Federal Home Loan Mortgage Corp. at 1.06% due 6/22/2018; value: $1,992,488; proceeds: $1,952,438 (cost $1,952,437)	$1,952	$1,952
Total Investments in Securities 100.33% (cost $504,047,726)		594,317

Liabilities in Excess of Other Assets (0.33)%		(1,983)

Net Assets 100.00%		$592,334

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$592,365	$—	$—	$592,365
Repurchase Agreement	—	1,952	—	1,952
Total	$592,365	$1,952	$—	$594,317

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.11%

Aerospace & Defense 2.01%

Hexcel Corp.	210,000	$9,419
Teledyne Technologies, Inc.*	137,269	14,707
Total		24,126

Automobiles 1.63%

Thor Industries, Inc.	240,833	19,544

Banks 12.52%

First Merchants Corp.	1,162,724	31,568
MB Financial, Inc.	613,855	24,051
Renasant Corp.	545,309	19,331
Silver Run Acquisition Corp.*	794,897	11,176
South State Corp.	199,249	15,141
Talmer Bancorp, Inc. Class A	1,263,917	29,399
Western Alliance Bancorp*	504,247	19,272
Total		149,938

Beverages 0.98%

Cott Corp. (Canada)(a)	732,380	11,674

Building Products 4.13%

Advanced Drainage Systems, Inc.	669,933	15,496
Gibraltar Industries, Inc.*	562,483	21,464
Patrick Industries, Inc.*	195,922	12,545
Total		49,505

Chemicals 2.88%

Minerals Technologies, Inc.	275,645	19,452
PolyOne Corp.	437,385	15,077
Total		34,529

Communications Equipment 2.17%

ARRIS International plc*	462,481	12,982
Plantronics, Inc.	257,479	13,041
Total		26,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2016

Investments	Shares	Fair Value (000)
Construction & Engineering 5.35%

AECOM*	849,493	$26,190
EMCOR Group, Inc.	369,620	21,164
Primoris Services Corp.	868,814	16,699
Total		64,053

Containers & Packaging 3.19%

AptarGroup, Inc.	249,500	19,456
Berry Plastics Group, Inc.*	414,100	18,796
Total		38,252

Diversified Telecommunication Services 0.96%

Cogent Communications Holdings, Inc.	324,284	11,525

Electric: Utilities 2.42%

IDACORP, Inc.	380,700	28,960

Electrical Equipment 1.16%

Atkore International Group, Inc.*	776,691	13,887

Electronic Equipment, Instruments & Components 6.68%

Cognex Corp.	347,047	17,269
Littelfuse, Inc.	235,975	29,922
Orbotech Ltd. (Israel)*(a)	1,150,046	32,868
Total		80,059

Equity Real Estate Investment Trusts 7.94%

CoreSite Realty Corp.	187,400	14,621
First Industrial Realty Trust, Inc.	1,131,435	32,551
Physicians Realty Trust	1,101,078	23,574
Retail Opportunity Investments Corp.	1,092,100	24,365
Total		95,111

Food Products 1.43%

Pinnacle Foods, Inc.	339,000	17,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2016

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.43%

Alere, Inc.*	736,956	$28,837
CONMED Corp.	380,497	15,524
STERIS plc (United Kingdom)(a)	123,353	8,719
West Pharmaceutical Services, Inc.	146,100	11,955
Total		65,035

Health Care Providers & Services 3.53%

ExamWorks Group, Inc.*	419,508	14,704
HealthSouth Corp.	676,983	27,560
Total		42,264

Hotels, Restaurants & Leisure 3.41%

Cheesecake Factory, Inc. (The)	227,700	11,706
Denny’s Corp.*	1,408,500	14,719
El Pollo Loco Holdings, Inc.*	1,058,150	14,412
Total		40,837

Household Durables 1.01%

Ethan Allen Interiors, Inc.	361,899	12,109

Household Products 0.60%

WD-40 Co.	61,022	7,222

Information Technology Services 6.09%

Acxiom Corp.*	715,428	18,594
Booz Allen Hamilton Holding Corp.	560,161	17,006
Cardtronics plc Class A (United Kingdom)*(a)	267,100	11,995
Jack Henry & Associates, Inc.	99,410	8,676
MAXIMUS, Inc.	283,298	16,664
Total		72,935

Insurance 1.88%

RenaissanceRe Holdings Ltd.	187,700	22,468

Machinery 1.41%

Milacron Holdings Corp.*	974,008	16,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2016

Investments	Shares	Fair Value (000)
Media 2.00%

AMC Networks, Inc. Class A*	196,853	$10,697
John Wiley & Sons, Inc. Class A	228,544	13,285
Total		23,982

Metals & Mining 1.52%

Reliance Steel & Aluminum Co.	252,607	18,208

Multi-Utilities 2.23%

Black Hills Corp.	457,051	26,742

Oil, Gas & Consumable Fuels 4.64%

Carrizo Oil & Gas, Inc.*	466,242	17,852
Parsley Energy, Inc. Class A*	387,812	13,128
Rice Energy, Inc.*	934,617	24,580
Total		55,560

Paper & Forest Products 0.49%

Neenah Paper, Inc.	73,582	5,918

Professional Services 0.98%

ICF International, Inc.*	279,121	11,681

Real Estate Management & Development 0.73%

Marcus & Millichap, Inc.*	336,514	8,766

Semiconductors & Semiconductor Equipment 2.37%

Cypress Semiconductor Corp.	1,014,864	12,107
Synaptics, Inc.*	285,985	16,293
Total		28,400

Technology Hardware, Storage & Peripherals 2.13%

Electronics for Imaging, Inc.*	542,088	25,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2016

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.88%

Steven Madden Ltd.*	300,311	$10,538

Thrifts & Mortgage Finance 1.33%

Essent Group Ltd.*	597,885	15,892

Trading Companies & Distributors 1.00%

MSC Industrial Direct Co., Inc. Class A	163,758	11,961
Total Common Stocks (cost $901,966,639)		1,187,217

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.46%

Repurchase Agreement

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $17,720,000 of Federal Home Loan Mortgage Corp. at 0.875% due 2/22/2017 and $90,000 of U.S. Treasury Note at 1.75% due 5/15/2023; value: $17,856,663; proceeds: $17,500,906 (cost $17,500,891)	$17,501	17,501
Total Investments in Securities 100.57% (cost $919,467,530)		1,204,718

Liabilities in Excess of Other Assets (0.57)%		(6,805)

Net Assets 100.00%		$1,197,913

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks
Health Care Providers & Services	$27,560	$—	$14,704	(4)	$42,264
Remaining Industries	1,144,953	—	—		1,144,953
Repurchase Agreement	—	17,501	—		17,501
Total	$1,172,513	$17,501	$14,704		$1,204,718

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of December 1, 2015	$—
Accrued discounts/premiums	—
Realized gain (loss)	(455)
Change in unrealized appreciation/depreciation	4,479,322
Purchases	—
Sales	(3,981,145)
Net transfers in or out of Level 3	14,206,034
Balance as of August 31, 2016	$14,703,756

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of August 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,051,810,919	$506,922,059	$919,824,870
Gross unrealized gain	188,742,477	94,929,806	299,565,303
Gross unrealized loss	(53,507,078)	(7,534,379)	(14,672,452)
Net unrealized security gain	$135,235,399	$87,395,427	$284,892,851

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended August 31, 2016 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of August 31, 2016, Calibrated Dividend Growth Fund had futures contracts with a cumulated unrealized depreciation of $(21,329), which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 26, 2016